UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21279

The Merger Fund VL
 (Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York  10595
 (Address of principal executive offices) (Zip code)

Roy Behren and Michael T. Shannon
The Merger Fund VL
100 Summit Lake Drive
Valhalla, New York  10595
 (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-343-8959

Date of fiscal year end: December 31, 2018

Date of reporting period:  September 30, 2018

Item 1. Schedule of Investments.

The Merger Fund VL
SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

	Shares	Value
LONG INVESTMENTS - 96.94%
COMMON STOCKS - 61.49%
AEROSPACE & DEFENSE - 7.29%
KLX, Inc. (a)	9,924	$623,029
Rockwell Collins, Inc. (e)	13,363	1,877,101
		2,500,130
BIOTECHNOLOGY - 0.77%
Shire plc - ADR	1,445	261,935
BROADCASTING - 0.25%
Discovery Communications, Inc. Class C (a)	2,936	86,847
BUILDING PRODUCTS - 1.10%
USG Corporation	8,709	377,187
COMMUNICATIONS EQUIPMENT - 0.51%
Mitel Networks Corporation (a)(b)	15,949	175,758
COPPER - 0.20%
Nevsun Resources Ltd. (b)	15,344	67,974
DIVERSIFIED CHEMICALS - 3.98%
DowDuPont, Inc. (e)	12,379	796,094
Huntsman Corporation	20,897	569,025
		1,365,119
DRUG RETAIL - 0.01%
Rite Aid Corporation (a)	1,419	1,816
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.87%
Orbotech Ltd. (a)(b)	10,790	641,358
HEALTH CARE EQUIPMENT & SUPPLIES - 0.94%
NxStage Medical, Inc. (a)	11,582	323,022
HEALTH CARE SERVICES - 4.12%
Envision Healthcare Corporation (a)(e)	9,631	440,426
Express Scripts Holding Company (a)	10,243	973,187
		1,413,613
HOTELS, RESORTS & CRUISE LINES - 0.20%
Marriott Vacations Worldwide Corporation (e)	601	67,149
INTEGRATED TELECOMMUNICATION SERVICES - 0.69%
AT&T, Inc.	7,062	237,142
MANAGED HEALTH CARE - 5.82%
Aetna, Inc. (e)	9,840	1,996,044
MOVIES & ENTERTAINMENT - 7.64%
Twenty-First Century Fox, Inc. Class B (e)	57,192	2,620,537
OIL & GAS DRILLING - 1.40%
Ocean Rig UDW, Inc. Class A (a)(b)	13,883	480,629
OIL & GAS EXPLORATION & PRODUCTION - 0.09%
Alta Mesa Resources, Inc. (a)	7,392	30,899
OIL & GAS REFINING & MARKETING - 4.76%
Andeavor (e)(f)	10,784	1,632,698
OIL & GAS STORAGE & TRANSPORTATION - 2.02%
Columbia Pipeline Group, Inc. (a)(d)(g)(i)	16,892	441,529
Enbridge Energy Partners LP	3,286	36,113
Energy Transfer Partners LP	7,983	177,702
Spectra Energy Partners LP	1,003	35,817
		691,161
PACKAGED FOODS & MEATS - 3.07%
Pinnacle Foods, Inc.	16,231	1,051,931

PAPER PRODUCTS - 0.30%
KapStone Paper and Packaging Corporation	3,024	102,544
PROPERTY & CASUALTY INSURANCE - 1.42%
Aspen Insurance Holdings Ltd. (b)	11,653	487,095
REITs - 3.02%
Brookfield Property REIT, Inc. Class A	8,413	176,084
Forest City Realty Trust, Inc. Class A	1,229	30,836
Gateway Lifestyle Holdings Pty Ltd. (b)	15,336	24,832
Gramercy Property Trust	29,315	804,403
		1,036,155
RESEARCH & CONSULTING SERVICES - 0.14%
The Dun & Bradstreet Corporation	331	47,171
SEMICONDUCTORS - 3.19%
Integrated Device Technology, Inc. (a)	3,689	173,420
NXP Semiconductors NV (b)(e)	10,764	920,322
		1,093,742

SPECIAL PURPOSE ACQUISITION COMPANIES - 4.92%
Avista Healthcare Public Acquisition Corporation Class A (a)(b)	8,972	90,886
Black Ridge Acquisition Corporation (a)(f)	3,305	32,455
Constellation Alpha Capital Corporation (a)(b)	34,369	347,814
Easterly Acquisition Corporation (a)	3,351	35,018
Gordon Pointe Acquisition Corporation (a)(f)	5,466	53,977
Hennessy Capital Acquisition Corporation III (a)	37,272	379,802
Industrea Acquisition Corporation Class A (a)	13,389	136,568
Kayne Anderson Acquisition Corporation Class A (a)	4,715	47,905
Legacy Acquisition Corporation Class A (a)	949	9,215
Modern Media Acquisition Corporation (a)	5,284	53,368
Mudrick Capital Acquisition Corporation Class A (a)(f)	5,919	57,503
Pensare Acquisition Corporation (a)	7,938	79,063
Pure Acquisition Corporation (a)	9,128	88,587
Thunder Bridge Acquisition Ltd. (a)(b)(f)	10,600	107,696
Tiberius Acquisition Corporation (a)(f)	4,193	40,546
TKK Symphony Acquisition Corporation (a)(b)	5,669	53,856
Twelve Seas Investment Company (a)(b)(f)	7,333	70,837
		1,685,096
SYSTEMS SOFTWARE - 1.77%
CA, Inc.	1,138	50,243
Dell Technologies, Inc. Class V (a)	5,737	557,177
		607,420
TOTAL COMMON STOCKS (Cost $21,020,191)		21,082,172

CLOSED-END FUNDS - 11.38% (a)(e)
Altaba, Inc.	57,257	3,900,347
TOTAL CLOSED-END FUNDS (Cost $3,750,919)		3,900,347

PREFERRED STOCKS - 0.43%
Colony Capital, Inc., 8.750%, Series E (e)	284	7,276
NuStar Logistics LP, 9.073% (3 Month LIBOR + 6.734%), 1/15/2043 (e)(j)	5,605	141,526
TOTAL PREFERRED STOCKS (Cost $148,298)		148,802

CONTINGENT VALUE RIGHTS - 0.00% (a)(e)(g)
Media General, Inc.	8,397	252
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		252

RIGHTS - 0.02% (a)(f)
Black Ridge Acquisition Corporation	3,305	1,256
Modern Media Acquisition Corporation	5,284	2,298
Pensare Acquisition Corporation	7,938	3,566
TOTAL RIGHTS (Cost $6,600)		7,120

WARRANTS - 0.06% (a)(f)
Black Ridge Acquisition Corporation	3,305	1,454
ConvergeOne Holdings, Inc.	1,547	2,150
Federal Street Acquisition Corporation	724	1,050
Modern Media Acquisition Corporation	2,642	1,519
Mudrick Capital Acquisition Corporation Class A	5,919	3,907
Pensare Acquisition Corporation	3,969	2,064
Pure Acquisition Corporation	4,564	6,161
Tiberius Acquisition Corporation	4,193	2,474
TOTAL WARRANTS (Cost $17,122)		20,779

	Principal Value
CORPORATE BONDS - 11.77% (f)
Ardagh Packaging Finance plc / Ardagh Holdings MP USA, Inc.
7.250%, 5/15/2024 (b)(h)	$338,000	354,900
BlueLine Rental Finance Corporation / BlueLine Rental LLC
9.250%, 3/15/2024 (h)	336,000	353,430
BMC Software Finance, Inc.
8.125%, 7/15/2021 (h)	155,000	158,619
Dynegy, Inc.
5.875%, 6/1/2023	198,000	204,088
EIG Investors Corporation
10.875%, 2/1/2024	97,000	106,336
Envision Healthcare Corporation
5.625%, 7/15/2022	412,000	423,824
6.250%, 12/1/2024 (h)	280,000	302,400
LifePoint Health, Inc.
5.875%, 12/1/2023	91,000	95,209
5.375%, 5/1/2024	301,000	314,169
Nationstar Mortgage LLC / Nationstar Capital Corporation
6.500%, 7/1/2021	40,000	40,148
6.500%, 6/1/2022	27,000	27,017
Rent-A-Center, Inc.
6.625%, 11/15/2020	119,000	119,298
4.750%, 5/1/2021 (e)	200,000	200,000
Rite Aid Corporation
6.125%, 4/1/2023 (h)	157,000	141,496
Spectrum Brands Holdings, Inc.
7.750%, 1/15/2022	228,000	235,296
T-Mobile USA, Inc.
6.500%, 1/15/2024	145,000	150,981
Tribune Media Company
5.875%, 7/15/2022	22,000	22,578
Unitymedia GmbH
6.125%, 1/15/2025 (b)(h)	231,000	243,705
Unitymedia Hessen GmbH & Company KG / Unitymedia NRW GmbH
5.000%, 1/15/2025 (b)(h)	113,000	115,304
Xerium Technologies, Inc.
9.500%, 8/15/2021	406,000	427,417
TOTAL CORPORATE BONDS (Cost $4,038,051)		4,036,215

	Contracts (100 shares per contract)	Notional Amount
PURCHASED CALL OPTIONS - 0.02%
SPDR S&P 500 ETF Trust
Expiration: November 2018, Exercise Price: $295.00	26	$755,872	6,136
			6,136
PURCHASED PUT OPTIONS - 0.14%
AT&T, Inc.
Expiration: October 2018, Exercise Price: $32.00	10	33,580	150
Cisco Systems, Inc.
Expiration: November 2018, Exercise Price: $44.00	14	68,110	448
Conagra Brands, Inc.
Expiration: December 2018, Exercise Price: $31.00	4	13,588	170
DowDuPont, Inc.
Expiration: October 2018, Exercise Price: $62.50	111	713,841	6,771
Expiration: November 2018, Exercise Price: $65.00	4	25,724	972
HP, Inc.
Expiration: November 2018, Exercise Price: $23.00	13	33,501	156
Huntsman Corporation
Expiration: November 2018, Exercise Price: $27.00	202	550,046	23,230
Marriott Vacations Worldwide Corporation
Expiration: October 2018, Exercise Price: $95.00	6	67,050	75
Shire plc - ADR
Expiration: October 2018, Exercise Price: $160.00	5	90,635	163
SPDR S&P 500 ETF Trust
Expiration: October 2018, Exercise Price: $285.00	86	2,500,192	8,428
VanEck Vectors Semiconductor ETF
Expiration: October 2018, Exercise Price: $107.00	23	244,835	5,198
The Walt Disney Company
Expiration: January 2019, Exercise Price: $95.00	76	888,744	2,660
			48,421
TOTAL PURCHASED OPTIONS (Cost $77,601)			54,557

	Principal Amount
ESCROW NOTES - 0.03% (a)(d)(g)
AMR Corporation	$7,668	11,885
T-Mobile USA, Inc.	108,000	–
TOTAL ESCROW NOTES (Cost $4,196)		11,885

	Shares
SHORT-TERM INVESTMENTS - 11.60%
MONEY MARKET FUNDS - 10.55% (c)
The Government & Agency Portfolio, Institutional Share Class, 1.97%	1,674,000	1,674,000
JPMorgan U.S. Government Money Market Fund, Institutional Share Class, 1.96%	1,674,000	1,674,000
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, Institutional Share Class, 1.92%	268,477	268,477
		3,616,477
	Principal Amount
U.S. TREASURY BILLS - 1.05% (e)(f)
United States Treasury Bills
1.93%, 10/25/2018	$300,000	299,585
2.19%, 2/28/2019	60,000	59,432
		359,017
TOTAL SHORT-TERM INVESTMENTS (Cost $3,975,554)		3,975,494
TOTAL LONG INVESTMENTS (Cost $33,038,532) - 96.94%		33,237,623

	Shares
SHORT INVESTMENTS - (24.87)%
COMMON STOCKS - (24.77)%
AEROSPACE & DEFENSE - (1.91)%
United Technologies Corporation	(4,677)	(653,891)
AIRLINES - (0.05)%
American Airlines Group, Inc.	(402)	(16,615)
BROADCASTING - (0.27)%
Discovery Communications, Inc. Class A	(2,937)	(93,984)
DRUG RETAIL - (1.89)%
CVS Health Corporation	(8,244)	(648,968)
INTERNET & DIRECT MARKETING RETAIL - (9.64)%
Alibaba Group Holding Ltd. - ADR	(20,060)	(3,305,086)
MANAGED HEALTH CARE - (1.51)%
Cigna Corporation	(2,492)	(518,959)
MOVIES & ENTERTAINMENT - (0.53)%
Twenty-First Century Fox, Inc. Class A	(575)	(26,640)
The Walt Disney Company	(1,324)	(154,828)
		(181,468)
OIL & GAS DRILLING - (0.91)%
Transocean Ltd. (b)	(22,389)	(312,326)
OIL & GAS REFINING & MARKETING - (4.16)%
Marathon Petroleum Corporation (f)	(17,686)	(1,425,138)
OIL & GAS STORAGE & TRANSPORTATION - (0.73)%
Enbridge, Inc. (b)	(2,215)	(71,523)
Energy Transfer Equity LP	(10,217)	(178,082)
		(249,605)

PACKAGED FOODS & MEATS - (1.02)%
Conagra Brands, Inc.	(10,264)	(348,668)
REITs - (0.42)%
Brookfield Property Partners LP (b)	(6,863)	(143,368)
SEMICONDUCTORS - (0.80)%
KLA-Tencor Corporation	(2,698)	(274,413)
SYSTEMS SOFTWARE - (0.93)%
VMware, Inc. Class A	(2,049)	(319,767)
TOTAL COMMON STOCKS (Proceeds $7,502,824)		(8,492,256)

PRIVATE PLACEMENTS - (0.10)% (g)
Twenty-First Century Fox, Inc. Class A	(1,116)	(33,480)
TOTAL PRIVATE PLACEMENTS (Proceeds $33,424)		(33,480)

TOTAL SHORT INVESTMENTS
(Proceeds $7,536,248) - (24.87)%		(8,525,736)
TOTAL NET INVESTMENTS
(Cost $25,502,284) - 72.07%		24,711,887
OTHER ASSETS IN EXCESS OF LIABILITIES - 27.93%		9,574,565
TOTAL NET ASSETS - 100.00%		$34,286,452

ADR	- American Depository Receipt
ETF	- Exchange-Traded Fund
LIBOR	- London Interbank Offered Rate
plc	- Public Limited Company
REITs	- Real Estate Investment Trusts
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of September 30, 2018.
(d)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short, written option contracts, swap contracts, and forward currency exchange contracts.
(f)	Level 2 Security. Please see footnote (l) on the Schedule of Investments for more information.
(g)	Level 3 Security. Please see footnote (l) on the Schedule of Investments for more information.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of September 30, 2018, these securities represent 4.87% of total net assets.

(i)
Restricted security. The Fund may own investment securities that have other legal or contractual limitations, and thus are restricted as to resale. These securities are valued by the Valuation Group under the supervision of the Board of Trustees. As of September 30, 2018, this common stock had a cost of $428,231 and its market value represented 1.29% of total net assets. The Fund's adviser perfected its appraisal rights over this security as of 6/20/2016. Please see footnote (l) on the Schedule of Investments for more information.

(j)	The coupon rate shown on variable rate securities represents the rate as of September 30, 2018.
(k)	As of September 30, 2018, the components of accumulated earnings (losses) for income tax purposes were as follows*:

Total Portfolio
Tax Cost (1)	$ 25,378,670

Gross unrealized appreciation	1,399,499
Gross unrealized depreciation	(2,092,626)
Net unrealized depreciation	$ (693,127)

(1) Tax cost represents tax on investments, net of proceeds on securities sold short and premiums on written options.

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the Fund's most recent annual report.

(l)	Investment Valuation

The following is a summary of the Fund's pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.

Equity securities, including common and preferred stocks, closed-end funds and ETFs, that trade on an exchange will typically be valued based on the last reported sale price. Securities listed on NASDAQ are typically valued using the NASDAQ Official Closing Price. The securities valued using quoted prices in active markets are classified as Level 1 investments. If, on a particular day, an exchange-listed security does not trade, then the mean between the closing bid and asked prices will typically be used to value the security. These securities are classified as Level 2 investments. Fixed income securities having a maturity of greater than 60 days are typically valued based on evaluations provided by an independent pricing vendor. Investments in United States government securities (other than short-term securities) are valued at the mean between the 4:00 p.m. New York time bid and asked prices supplied by a third party vendor. Short-term fixed-income securities having a maturity of less than 60 days are valued at market quotations or based on valuations supplied by a third party pricing service. If a reliable price from a third party pricing service is unavailable, amortized cost may be used if it is determined that the instrument's amortized cost value represents approximately the fair value of the security. These are classified as
Level 2 investments.

Investments in Special Purpose Acquisition Companies, including their related units, shares, rights and warrants (each a "SPAC interest"), will typically be valued by reference to the last reported transaction for the composite exchange. If, on a particular day, no reliable market transaction is readily available and reported for the composite exchange, then the mean between the closing bid and asked prices on the composite exchange will be used to value the SPAC interest, or the SPAC interest will be fair valued in accordance with the Fund's pricing procedures. These securities are classified as Level 2 investments.

Exchange-traded options are typically valued at the higher of the intrinsic value of the option (i.e., what the Fund would pay or can receive upon the option being exercised) or the last reported composite sale price when such sale falls between the bid and asked prices. When the last sale of an exchange-traded option is outside the bid and asked prices, the Fund will typically value the option at the higher of the intrinsic value of the option or the mean between the highest end of day option bid price and the lowest end of day option ask price. Options for which there is an active market are classified as Level 1 investments, but options not listed on an exchange and/or are fair valued in accordance with the Fund's pricing procedures are classified as Level 2 investments.

Investments in registered open-end investment companies are typically valued at their reported net asset value ("NAV") per share. These securities are generally classified as Level 1 investments. Forward currency contracts are valued daily at the prevailing forward exchange rate. These securities are generally classified as Level 2. In general, swap prices are determined using the same methods as would be used to price the underlying security. When the underlying security is the subject of a completed corporate reorganization for which the final deal terms are known, the swap is priced at the value of the consideration to be received by the Fund. The credit quality of counterparties and collateral is monitored and the valuation of a swap may be adjusted if it is believed that the credit quality of the counterparty or collateral affects the market value of the swap position. These securities are generally classified as Level 2 investments.

The Fund typically fair values securities and assets for which (a) market quotations are not readily available or (b) market quotations are believed to be unrepresentative of market value. For example, the Fund may fair value a security that primarily trades on an exchange that closes before the New York Stock Exchange ("NYSE") if a significant event occurs after the close of the exchange on which the security primarily trades but before the NYSE closes. Fair valuations are determined in good faith by the
Valuation Group (the "Valuation Group"), a committee comprised of persons who are officers of the Trust or representatives of the Adviser, acting pursuant to procedures adopted by the Board. When fair-value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. In addition, due to the subjective nature of fair-value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale. These securities are generally classified as Level 2 or 3 depending on the inputs as described below.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs are those inputs that reflect the applicable Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of September 30, 2018. These assets and liabilities are measured on a recurring basis.

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$18,644,931	$1,995,712	$441,529	$21,082,172
Closed End Funds	3,900,347	-	-	3,900,347
Preferred Stock	148,802	-	-	148,802
Contingent Value Rights	-	-	252	252
Rights	-	7,120	-	7,120
Warrants	-	20,779	-	20,779
Corporate Bonds	-	4,036,215	-	4,036,215
Purchased Option Contracts	54,557	-	-	54,557
Escrow Notes	-	-	11,885	11,885
Short-Term Investments	3,616,477	359,017	-	3,975,494
Forward Currency Exchange Contracts**	-	14,177	-	14,177
Swap Contracts**	-	42,332	-	42,332
Total	$26,365,114	$6,475,352	$453,666	$33,294,132

Liabilities
Short Common Stock*	$7,067,118	$1,425,138	$-	$8,492,256
Private Placements	-	-	33,480	33,480
Written Option Contracts	82,853	-	-	82,853
Total	$7,149,971	$1,425,138	$33,480	$8,608,589

*	Please refer to the Schedules of Investments to view long/short common stocks segregated by industry type.
**	Forward currency exchange contracts and swap contracts are valued at the net unrealized appreciation (depreciation) on the instrument by counterparty.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on comparable securities, trading volume, maturity date, market bid and asked prices, prices on comparable securities and other significant inputs. Level 3 securities are valued by using broker quotes or such other pricing sources or data as are permitted by the Fund's pricing procedures. At September 30, 2018, the value of these assets and liabilities was $453,666 and $33,480, respectively. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs as described in footnote (l). The appropriateness of fair values for these securities is monitored by the Valuation Group on an ongoing basis.

 There were no transfers to Level 3 during the nine months ended September 30, 2018.

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stock	Contingent Value Rights	Escrow Notes		Private Placements	Total Investment
Balance as of December 31, 2017	$437,688	$4,328	$12,269		$-	$454,285
Purchases on Investments*	-	-	-	**	(33,424)	(33,424)
(Sales) of Investments	-	-	-		-	-
Realized (Gain) Loss	-	(6,585)	-		-	(6,585)
Transfers Into Level 3	-	-	-		-	-
(Transfer Out) of Level 3	-	-	-		-	-
Change in Unrealized Appreciation (Depreciation)	3,841	2,509	(384)		(56)	5,910
Balance as of September 30, 2018	$441,529	$252	$11,885		$(33,480)	$420,186

* Includes receipts from corporate actions.
** Amount less than $0.50.

The net change in unrealized appreciation (depreciation) on investments related to Level 3 securities held by the Fund at September 30, 2018 totals $5,910.

Significant unobservable valuation inputs monitored by the Valuation Group under the supervision of the Board of Trustees for material Level 3 investments as of September 30, 2018 are as follows:

Description	Fair Value at September 30, 2018		Valuation Technique	Unobservable Input
Common Stock	$ 441,529		Discounted Cash Flow Model	Discount Rates/ Terminal Value/ Cash Flow Projections
Escrow Note	$ -	**	Projected Final Distribution *	Discount of Projected Distribution

*The Level 3 security was received through a corporate action. The security is being kept open due to the potential of an additional distribution. Based on an evaluation of the likelihood of an additional distribution, the security is being priced at zero.
**Amount less than $.50.

The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At September 30, 2018, the value of these assets and liabilities was $12,137 and $33,480, respectively. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in footnote (l)

(m)	Disclosures about Derivative Instruments and Hedging Activities at September 30, 2018.
The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities. Fair values of derivative instruments as of September 30, 2018 are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts:
Purchased Option Contracts	Schedule of Investments	$ 54,557	N/A	$ -
Written Option Contracts	N/A	-	Schedule of Written Options	82,853
Swap Contracts	Schedule of Swap Contracts	42,332	Schedule of Swap Contracts	-
Foreign Exchange Contracts:
Exchange Contracts Forward Currency	Schedule of Forward Currency Exchange Contracts	14,177	Schedule of Forward Currency Exchange Contracts	-
Total		$ 111,066		$ 82,853

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The Merger Fund VL
SCHEDULE OF WRITTEN OPTIONS
September 30, 2018 (Unaudited)

	Contracts (100 shares per contract)	Notional Amount	Value
WRITTEN CALL OPTIONS
AT&T, Inc.
Expiration: October 2018, Exercise Price: $34.00	6	$ 20,148	$120
Conagra Brands, Inc.
Expiration: December 2018, Exercise Price: $35.00	4	13,588	320
DowDuPont, Inc.
Expiration: October 2018, Exercise Price: $67.50	100	643,100	2,400
Expiration: November 2018, Exercise Price: $70.00	4	25,724	156
Huntsman Corporation
Expiration: November 2018, Exercise Price: $33.00	140	381,220	1,120
Marriott Vacations Worldwide Corporation
Expiration: October 2018, Exercise Price: $105.00	6	67,050	4,710
NXP Semiconductors NV
Expiration: October 2018, Exercise Price: $90.00	71	607,050	4,686
Shire plc - ADR
Expiration: October 2018, Exercise Price: $170.00	5	90,635	5,875
SPDR S&P 500 ETF Trust
Expiration: November 2018, Exercise Price: $287.00	26	755,872	19,461
The Walt Disney Company
Expiration: January 2019, Exercise Price: $115.00	71	830,274	41,003
			79,851
WRITTEN PUT OPTIONS
SPDR S&P 500 ETF Trust
Expiration: October 2018, Exercise Price: $275.00	76	2,209,472	3,002
			3,002
TOTAL WRITTEN OPTIONS
(Premiums received $123,614)			$82,853

ADR - American Depository Receipt
ETF - Exchange-Traded Fund
plc - Public Limited Company

The Merger Fund VL
SCHEDULE OF FORWARD CURRENCY EXCHANGE CONTRACTS
September 30, 2018 (Unaudited)
								Unrealized
Settlement				USD Value at			USD Value at	Appreciation
Date	Counterparty	Currency to be Delivered		September 30, 2018	Currency to be Received		September 30, 2018	(Depreciation)*
11/7/2018	JPM	105,504	AUD	$ 76,286	76,738	USD	$ 76,738	$ 452
11/7/2018	JPM	75,816	USD	75,816	105,504	AUD	76,286	470
11/15/2018	JPM	29,674	AUD	21,457	21,809	USD	21,809	352
11/20/2018	JPM	72,096	AUD	52,135	53,203	USD	53,203	1,068
11/20/2018	JPM	226	USD	226	305	AUD	221	(5)
1/16/2019	JPM	85,099	CAD	66,041	65,718	USD	65,718	(323)
1/3/2019	JPM	499,652	EUR	585,135	577,163	USD	577,163	(7,972)
3/21/2019	JPM	268,899	EUR	317,011	319,524	USD	319,524	2,513
3/21/2019	JPM	180,052	USD	180,052	151,641	EUR	178,773	(1,279)
10/11/2018	JPM	1,175,174	GBP	1,532,614	1,561,262	USD	1,561,262	28,648
10/11/2018	JPM	1,542,361	USD	1,542,361	1,175,174	GBP	1,532,614	(9,747)
				$ 4,449,134			$ 4,463,311	$ 14,177

AUD	- Australian Dollar
CAD	- Canadian Dollar
EUR	- Euro
GBP	- British Pound
JPM	- JPMorgan Chase & Co., Inc.
USD	- U.S. Dollar
*	Net unrealized appreciation (depreciation) is a receivable (payable).

The Merger Fund VL
SCHEDULE OF SWAP CONTRACTS
September 30, 2018 (Unaudited)
								Unrealized
		Termination	Pay/Receive on	Financing	Payment		Notional	Appreciation
Counterparty	Security	Date	Financing Rate	Rate	Frequency	Shares	Amount	(Depreciation)*
LONG TOTAL RETURN SWAP CONTRACTS
BAML	Andeavor	5/8/2019	Pay	0.750% +1 Month LIBOR	Monthly	1,808	$ 253,916	$ 19,647
JPM	APN Outdoor Group Ltd.	8/22/2019	Pay	0.400% +3 Month LIBOR	Quarterly	4,429	20,531	769
JPM	Gateway Lifestyle Holdings Pty Ltd.	6/27/2019	Pay	0.400% +3 Month LIBOR	Quarterly	15,213	26,827	(2,223)
BAML	Gemalto NV	5/31/2019	Pay	0.350% +1 Month LIBOR	Monthly	9,794	571,676	(1,164)
JPM	Innogy SE	7/18/2019	Pay	0.400% +3 Month LIBOR	Quarterly	3,076	131,356	5,967
BAML	Linde AG	2/22/2019	Pay	0.350% +1 Month LIBOR	Monthly	1,194	268,317	13,917
BAML	Shire plc	6/29/2019	Pay	0.800% +1 Month LIBOR	Monthly	12,581	722,187	36,778
JPM	Shire plc	10/1/2019	Pay	0.300% +3 Month LIBOR	Quarterly	286	17,410	5,283

SHORT TOTAL RETURN SWAP CONTRACTS
BAML	Brookfield Property Partners LP	3/28/2019	Pay	(4.500)% +1 Month LIBOR	Monthly	(1,550)	(29,423)	(3,355)
BAML	Marathon Petroleum Corporation	5/8/2019	Receive	(0.400)% +1 Month LIBOR	Monthly	(2,875)	(221,883)	(9,695)
BAML	Praxair, Inc.	2/5/2019	Receive	(0.400)% +1 Month LIBOR	Monthly	(1,838)	(283,537)	(12,526)
BAML	Takeda Pharmaceutical Company Ltd.	6/29/2019	Receive	(0.750)% +1 Month LIBOR	Monthly	(11,358)	(475,856)	(9,411)
JPM	Takeda Pharmaceutical Company Ltd.	8/17/2019	Receive	(0.400)% +3 Month LIBOR	Quarterly	(1,815)	(75,869)	(1,655)
								$ 42,332
ADR	- American Depository Receipt
BAML	- Bank of America Merrill Lynch & Co., Inc.
JPM	- JPMorgan Chase & Co., Inc.
LIBOR	- London Interbank Offered Rate
plc	- Public Limited Company
*	Based on the net swap value held at each counterparty, unrealized appreciation (depreciation) is a receivable (payable).

Item 2. Controls and Procedures.

(a) The Registrant's President/Principal Executive Officer and Treasurer/Principal Financial
Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d 15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Merger Fund VL

By (Signature and Title /s/ Michael T. Shannon
                                          Michael T. Shannon, Co-President

Date                                               11/21/2018

By (Signature and Title) /s/ Roy Behren
                                           Roy Behren, Co-President and Treasurer

Date                                               11/21/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Michael T. Shannon
                                              Michael T. Shannon, Co-President

Date                                                11/21/2018

By (Signature and Title)* /s/ Roy Behren
                                              Roy Behren, Co-President and Treasurer

Date                                               11/21/2018

* Print the name and title of each signing officer under his or her signature.